SEGMENT REPORTING	6 Months Ended
Jun. 30, 2023
SEGMENT REPORTING
SEGMENT REPORTING

20.  SEGMENT REPORTING

The Group continually monitors the reportable segments for changes in facts and circumstances to determine whether changes in the identification or aggregation of operating segments are necessary. In December 2020, the Group announced the entrance into the cryptocurrency industry. As of December 31, 2021, the Group have completed the transformation of its business to become a cryptocurrency mining enterprise. In accordance with ASC topic 280, “Segment Reporting”, the Group’s chief operating decision maker has been identified as the Board of Directors and the chief executive officer, who makes resource allocation decisions and assesses performance based on the different business operating results. As a result, the Group has three reportable segments, including the mining pool business, the data center business and the cryptocurrency mining. The Group’s other business, mainly consisting of online gaming in Europe, was not material for the six months ended June 30, 2022 and 2023.

The following table presents summary information by segment for the six months ended June 30, 2022 and 2023, respectively.

	For the six months ended June 30,
	2022	2023
	US$	US$
Reportable segment revenue:
Mining pool[1]	485,556	137,440
Data center	9,567	15,294
Cryptocurrency mining	37,823	11,590
Others	200	—
Inter-segment[2]	(40,949)	(17,387)
Total segment and consolidated revenue	492,197	146,937
Reportable segment cost of revenue-exclusive depreciation and amortization:
Mining pool[1]	(482,775)	(136,910)
Data center	(4,319)	(11,491)
Cryptocurrency mining	(19,871)	(8,131)
Others	(2,050)	(281)
Inter-segment[2]	40,949	17,387
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(468,066)	(139,426)
Reportable segment cost of revenue-depreciation and amortization:
Mining pool	(4,748)	(606)
Data center	(2,343)	(1,183)
Cryptocurrency mining	(8,695)	(3,436)
Total segment and consolidated cost of revenue-depreciation and amortization	(15,786)	(5,225)
Total segment and consolidated cost	(483,852)	(144,651)
Reconciling items:
Operating expenses	(14,887)	(12,258)
Other operating income	276	210
Government grant	9	—
Other operating expenses	(1,515)	(302)
Net (loss) gain on disposal of cryptocurrencies	(2,057)	5,804
Impairment of cryptocurrency assets	(12,620)	(3,254)
Impairment of property and equipment	(836)	—
Changes in fair value of contingent considerations	1,247	—
Operating loss	(22,038)	(7,514)
Other income, net	554	407
Interest income	106	42
Interest expense	(218)	—
Gain from equity method investments	151	939
Changes in fair value of derivative instruments	—	275
Net loss	(21,445)	(5,851)

20.  SEGMENT REPORTING (continued)

[1]

The mining pool revenues for the six months ended June 30, 2022 include US$485,556 from providing primary mining pool services and nil from providing sub mining pool services. The mining pool revenues for the six months ended June 30, 2023 include US$14,456 from providing primary mining pool services and US$122,984 from providing sub mining pool services.

[2]

The inter-segment eliminations mainly consist of (a) cryptocurrency mining revenue of US$34,778 and US$11,558 generated from computing power provided by cryptocurrency mining segment to mining pool segment for the six months ended June 30, 2022 and 2023, respectively and corresponding cost of revenue of US$34,778 and US$11,558 incurred by mining pool segment for the six months ended June 30, 2022 and 2023, respectively, and (b) data center revenue of US$6,171 and US$5,829 generated from data center services provided by data center segment to cryptocurrency mining segment for the six months ended June 30, 2022 and 2023, respectively, and corresponding data center services cost of US$6,171 and US$5,829 incurred by cryptocurrency mining segment for the six months ended June 30, 2022 and 2023, respectively, which have been eliminated upon consolidation.

The following table presents the revenue by the geographical locations of the customers for the six months ended June 30, 2022 and 2023, respectively. The customers for the revenues from primary mining pool services are blockchains for each type of cryptocurrencies, which are decentralized and not associated with specific locations.

	For the six months ended June 30,
Revenues	2022	2023
	US$	US$
Hong Kong	29,373	—
USA	12,195	26,884
Kazakhstan	6,014	—
Europe	8	—
Blockchain	485,556	15,654
British Virgin Islands	—	80,935
Cayman Islands	—	40,851
Inter-segment	(40,949)	(17,387)
	492,197	146,937

The following table presents the long-lived assets (including property and equipment, net and right-of-use assets) by geographical locations as of December 31, 2022 and June 30, 2023, respectively.

Long-lived assets	As of December 31, 2022	As of June 30, 2023
	US$	US$
USA	29,317	31,134
Hong Kong	1,365	764
Mainland China	300	206
Kazakhstan	373	—
	31,355	32,104